Finance Costs - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Rate used for capitalisation of interest	2.90%	3.10%	3.00%
Frozen GAAP Basis [member]
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Interest expense	$ 111	$ 99
IHG Rewards club loyalty programme [member]
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Interest payable to IHG rewards club	$ 3	$ 13	$ 14